Cover Page	Nov. 05, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2024
Entity Registrant Name	Investors Title Company
Entity Incorporation, State or Country Code	NC
Entity File Number	0-11774
Entity Tax Identification Number	56-1110199
Entity Address, Address Line One	121 North Columbia Street
Entity Address, City or Town	Chapel Hill,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27514
City Area Code	(919)
Local Phone Number	968-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000720858
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ITIC
Security Exchange Name	NASDAQ
Rights To Purchase Series A Junior Participating Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Rights to Purchase Series A Junior Participating Preferred Stock
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ